Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 SH Guotong USD ($)	Dec. 31, 2013 SH Guotong CNY	Dec. 31, 2012 SH Guotong CNY	Dec. 31, 2013 Managed Network Entities USD ($)	Dec. 31, 2013 Managed Network Entities CNY	Dec. 31, 2012 Managed Network Entities CNY	Dec. 31, 2013 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") USD ($)	Dec. 31, 2013 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") CNY	Dec. 31, 2012 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") CNY	Dec. 31, 2013 Fastweb International Holdings ("Fastweb Holdings") USD ($)	Dec. 31, 2013 Fastweb International Holdings ("Fastweb Holdings") CNY	Dec. 31, 2012 Fastweb International Holdings ("Fastweb Holdings") CNY	Dec. 31, 2013 Tianwang and Yilong USD ($)	Dec. 31, 2013 Tianwang and Yilong CNY	Dec. 31, 2012 Tianwang and Yilong CNY	Dec. 31, 2013 iJoy Holding Limited ("iJoy BVI") USD ($)	Dec. 31, 2013 iJoy Holding Limited ("iJoy BVI") CNY	Dec. 31, 2012 iJoy Holding Limited ("iJoy BVI") CNY
Goodwill [Line Items]
Acquisition of goodwill	$ 67,810	410,500	296,688	$ 2,066	12,507	12,507	$ 26,044	157,664	157,664	$ 7,808	47,265	47,265	$ 13,092	79,252	79,252	$ 6,052	36,639	0	$ 12,748	77,173	0